Notes Payable (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Notes payable
Notes payable	$ 13,200	$ 13,200	$ 13,200
Notes Payable Net		$ 13,200	$ 13,200